December 2012 Note 15 - Common Stock Warrants	12 Months Ended
Dec. 31, 2012
December 2012 Note 15 - Common Stock Warrants
Note 15 - Common Stock Warrants

Common Stock Warrants Granted (2012)

On August 9, 2012 the Company issued warrants to purchase 200,000 shares at $0.18 per share, exercisable for 60 months in exchange for cash proceeds of $50,000 received pursuant to a convertible debenture. The proceeds received were allocated between the debenture and warrants on a relative fair value basis. The fair value of the common stock warrants using the Black-Scholes option-pricing model is $18,452, or $0.0923 per share, based on 169% volatility and a 0.74% risk-free interest rate.

On April 20, 2012, the Company granted 120,000 warrants, exercisable at $0.15 per share over a three year period as part of the sale of a unit offering, including the sale of 120,000 shares of common stock, in exchange for total proceeds of $12,000 received from the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The fair value of the common stock warrants using the Black-Scholes option-pricing model is $5,810, or $0.0484 per share, based on 176% volatility and a 0.40% risk-free interest rate.

On February 14, 2012 the Company issued warrants to purchase 80,000 shares at $0.15 per share, exercisable for 36 months in exchange for cash proceeds of $8,000 from the Company’s CEO in conjunction with the sale of 80,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The fair value of the common stock warrants using the Black-Scholes option-pricing model is $5,870, or $0.0734 per share, based on 168% volatility and a 0.40% risk-free interest rate.

On January 15, 2012 the Company issued warrants to purchase 250,000 shares at $0.15 per share, exercisable for 36 months in exchange for cash proceeds of $25,000 in conjunction with the sale of 250,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The fair value of the common stock warrants using the Black-Scholes option-pricing model is $17,968, or $0.0719 per share, based on 163% volatility and a 0.34% risk-free interest rate.

Common Stock Warrants Granted (2011)

On April 20, 2011 the Company sold 869,565 shares of common stock, along with warrants to purchase 869,565 shares of common stock at $0.41 per share, exercisable over a 36 month term from the date of purchase to the Company’s CEO in exchange for total proceeds of $200,000 based on a $0.23 per share sales price. The Company’s closing stock price on the date of sale was $0.17 per share. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

Common Stock Warrants Cancelled

No warrants were cancelled during the years ended December 31, 2012 and 2011.

Common Stock Warrants Expired (2012)

During the year ended December 31, 2012, a total of 2,407,780 warrants that were outstanding as of December 31, 2011 expired. The expiration of the warrants had no impact on the current period operations.

Common Stock Warrants Expired (2011)

During the year ended December 31, 2011, a total of 120,000 warrants that were outstanding as of December 31, 2010 expired. The expiration of the warrants had no impact on the current period operations.

Common Stock Warrants Exercised

No warrants were exercised during the years ended December 31, 2012 and 2011.

The following is a summary of information about the Common Stock Warrants outstanding at December 31, 2012.

Shares Underlying
Shares Underlying Warrants Outstanding				Warrants Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.15 - $1.00	4,794,565	0.85 years	$0.33	4,794,565	$0.33

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31,	December 31,
	2012	2011

Average risk-free interest rates	0.47%	0.46%
Average expected life (in years)	3.50	1.90
Volatility	169%	197%

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility. Because the Company’s common stock warrants have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion the existing models do not necessarily provide a reliable single measure of the fair value of its common stock warrants. During 2012 and 2011, there were no warrants granted with an exercise price below the fair value of the underlying stock at the grant date.

The weighted average fair value of warrants granted with exercise prices at the current fair value of the underlying stock during the years ended December 31, 2012 and 2011 was approximately $0.16 and $0.41 per warrant, respectively.

The following is a summary of activity of outstanding common stock warrants:

		Weighted
		Average
	Number	Exercise
	of Shares	Price

Balance, December 31, 2010	5,972,780	$0.29
Warrants expired	(290,000)	(0.18)
Warrants cancelled	–	–
Warrants granted	869,565	0.41
Warrants exercised	–	–

Balance, December 31, 2011	6,552,345	0.31
Warrants expired	(2,407,780)	(0.23)
Warrants cancelled	–	–
Warrants granted	650,000	0.16
Warrants exercised	–	–

Balance, December 31, 2012	4,794,565	$0.33

Exercisable, December 31, 2012	4,794,565	$0.33